Columbia Corporate Income Fund
Third Quarter Report
January 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Corporate Income Fund, January 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Financial Services 0.0%
Mr. Cooper Group, Inc.(a)	1,782	184,990
Total Financials		184,990
Total Common Stocks (Cost $1,077,469)		184,990

Corporate Bonds & Notes 91.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 5.0%
BAE Systems PLC(b)
03/26/2029	5.125%	2,015,000	2,024,338
02/15/2031	1.900%	29,890,000	24,920,675
Boeing Co. (The)
08/01/2059	3.950%	15,172,000	10,165,478
05/01/2060	5.930%	4,440,000	4,140,466
Bombardier, Inc.(b)
04/15/2027	7.875%	68,000	68,216
07/01/2031	7.250%	147,000	151,743
L3Harris Technologies, Inc.
07/31/2033	5.400%	4,690,000	4,693,616
06/01/2034	5.350%	7,660,000	7,642,807
Lockheed Martin Corp.
11/15/2054	5.700%	8,000,000	8,011,782
Moog, Inc.(b)
12/15/2027	4.250%	139,000	133,303
Northrop Grumman Corp.
06/01/2054	5.200%	11,825,000	10,934,154
Raytheon Technologies Corp.
03/15/2032	2.375%	19,696,000	16,402,369
Spirit AeroSystems, Inc.(b)
11/30/2029	9.375%	325,000	349,258
11/15/2030	9.750%	389,000	430,732
TransDigm, Inc.(b)
08/15/2028	6.750%	567,000	577,105
03/01/2029	6.375%	1,180,000	1,192,355
03/01/2032	6.625%	1,205,000	1,227,331
Total			93,065,728
Airlines 0.2%
American Airlines, Inc.(b)
05/15/2029	8.500%	458,000	482,323
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
04/20/2026	5.500%	967,587	967,106
04/20/2029	5.750%	437,155	436,006
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Airlines, Inc.(b)
04/15/2026	4.375%	219,000	216,013
04/15/2029	4.625%	245,000	235,301
United Airlines, Inc. Pass-Through Trust
10/15/2027	5.875%	703,254	713,560
Total			3,050,309
Automotive 0.3%
Adient Global Holdings Ltd.(b),(c)
02/15/2033	7.500%	151,000	152,406
American Axle & Manufacturing, Inc.
10/01/2029	5.000%	142,000	130,259
Clarios Global LP/US Finance Co.(b)
02/15/2030	6.750%	159,000	161,482
Ford Motor Credit Co. LLC
06/16/2025	5.125%	256,000	255,905
08/04/2025	4.134%	828,000	823,788
11/13/2025	3.375%	610,000	601,958
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	473,000	441,107
IHO Verwaltungs GmbH(b),(d)
11/15/2030	7.750%	323,000	323,758
11/15/2032	8.000%	747,000	745,619
KAR Auction Services, Inc.(b)
06/01/2025	5.125%	110,000	109,626
Panther BF Aggregator 2 LP/Finance Co., Inc.(b)
05/15/2026	6.250%	26,000	26,001
ZF North America Capital, Inc.(b)
04/14/2030	7.125%	314,000	314,248
04/23/2032	6.875%	862,000	830,777
Total			4,916,934
Banking 16.7%
Ally Financial, Inc.(e)
Subordinated
01/17/2040	6.646%	136,000	134,612
Bank of America Corp.(e)
10/24/2031	1.922%	34,690,000	29,128,573
10/20/2032	2.572%	11,161,000	9,483,355
02/04/2033	2.972%	11,010,000	9,511,928
Subordinated
09/21/2036	2.482%	4,644,000	3,824,005
Citigroup, Inc.(e)
06/03/2031	2.572%	29,131,000	25,551,843
01/25/2033	3.057%	22,463,000	19,428,941

Columbia Corporate Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, January 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(e)
07/21/2032	2.383%	5,456,000	4,591,354
11/19/2045	5.561%	11,332,000	11,043,538
HSBC Holdings PLC(e)
11/19/2030	5.286%	20,450,000	20,428,739
05/24/2032	2.804%	11,340,000	9,724,081
11/22/2032	2.871%	5,409,000	4,604,779
JPMorgan Chase & Co.(e)
07/22/2030	4.995%	23,479,000	23,452,355
01/24/2031	5.140%	23,572,000	23,676,149
11/29/2045	5.534%	4,314,000	4,239,183
Morgan Stanley(e)
10/18/2030	4.654%	24,021,000	23,548,799
01/15/2031	5.230%	11,200,000	11,253,166
Subordinated
09/16/2036	2.484%	16,249,000	13,373,927
PNC Financial Services Group, Inc. (The)(e)
01/29/2036	5.575%	4,200,000	4,221,222
Royal Bank of Canada(e)
10/18/2030	4.650%	16,117,000	15,843,366
02/04/2031	5.153%	9,310,000	9,352,947
US Bancorp(e)
06/12/2034	5.836%	4,671,000	4,774,643
01/23/2035	5.678%	3,735,000	3,779,062
Washington Mutual Bank(f),(g),(h)
Subordinated
01/15/2015	0.000%	6,350,000	9,525
Wells Fargo & Co.(e)
10/30/2030	2.879%	1,494,000	1,356,001
01/24/2031	5.244%	3,059,000	3,075,121
07/25/2034	5.557%	15,637,000	15,686,356
04/04/2051	5.013%	7,196,000	6,486,859
Total			311,584,429
Brokerage/Asset Managers/Exchanges 0.2%
AG Issuer LLC(b)
03/01/2028	6.250%	607,000	605,998
AG TTMT Escrow Issuer LLC(b)
09/30/2027	8.625%	474,000	492,787
Aretec Escrow Issuer 2, Inc.(b)
08/15/2030	10.000%	542,000	595,991
Aretec Escrow Issuer, Inc.(b)
04/01/2029	7.500%	697,000	698,170
Focus Financial Partners LLC(b)
09/15/2031	6.750%	564,000	567,076
Hightower Holding LLC(b)
04/15/2029	6.750%	576,000	565,342
01/31/2030	9.125%	768,000	809,086
Total			4,334,450
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.3%
American Builders & Contractors Supply Co., Inc.(b)
01/15/2028	4.000%	455,000	438,775
Beacon Roofing Supply, Inc.(b)
11/15/2026	4.500%	550,000	546,492
08/01/2030	6.500%	292,000	301,177
Interface, Inc.(b)
12/01/2028	5.500%	210,000	206,561
James Hardie International Finance DAC(b)
01/15/2028	5.000%	572,000	557,384
Masterbrand, Inc.(b)
07/15/2032	7.000%	137,000	140,066
Quikrete Holdings, Inc.(b),(c)
03/01/2032	6.375%	1,006,000	1,010,386
03/01/2033	6.750%	371,000	372,814
Standard Building Solutions, Inc.(b)
08/15/2032	6.500%	192,000	193,856
Summit Materials LLC/Finance Corp.(b)
01/15/2029	5.250%	78,000	79,010
01/15/2031	7.250%	472,000	509,540
White Cap Buyer LLC(b)
10/15/2028	6.875%	821,000	822,168
Total			5,178,229
Cable and Satellite 2.1%
CCO Holdings LLC/Capital Corp.(b)
05/01/2027	5.125%	163,000	159,979
03/01/2030	4.750%	1,424,000	1,318,862
02/01/2031	4.250%	1,353,000	1,200,628
03/01/2031	7.375%	287,000	293,799
02/01/2032	4.750%	531,000	472,468
01/15/2034	4.250%	500,000	408,438
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	942,000	818,128
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	13,738,000	11,261,230
Comcast Corp.
06/01/2054	5.650%	11,900,000	11,436,201
CSC Holdings LLC(b)
02/01/2028	5.375%	750,000	658,974
01/31/2029	11.750%	258,000	256,802
01/15/2030	5.750%	664,000	388,278
12/01/2030	4.125%	399,000	299,957
02/15/2031	3.375%	504,000	366,262
DISH DBS Corp.
07/01/2026	7.750%	281,000	245,673
DISH DBS Corp.(b)
12/01/2028	5.750%	342,000	296,610
Columbia Corporate Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, January 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH Network Corp.(b)
11/15/2027	11.750%	996,000	1,051,685
EchoStar Corp.
11/30/2029	10.750%	1,154,250	1,244,024
EchoStar Corp.(d)
11/30/2030	6.750%	219,438	202,700
NBCUniversal Media LLC
01/15/2043	4.450%	1,810,000	1,537,459
Sirius XM Radio, Inc.(b)
09/01/2026	3.125%	1,933,000	1,869,949
07/15/2028	4.000%	641,000	599,233
07/01/2030	4.125%	461,000	411,972
Virgin Media Finance PLC(b)
07/15/2030	5.000%	677,000	589,551
Virgin Media Secured Finance PLC(b)
05/15/2029	5.500%	168,000	160,860
VZ Secured Financing BV(b)
01/15/2032	5.000%	1,117,000	997,770
Ziggo Bond Co. BV(b)
02/28/2030	5.125%	111,000	100,831
Ziggo BV(b)
01/15/2030	4.875%	652,000	611,039
Total			39,259,362
Chemicals 0.7%
Ashland LLC(b)
09/01/2031	3.375%	865,000	743,265
Avient Corp.(b)
08/01/2030	7.125%	237,000	243,180
11/01/2031	6.250%	98,000	97,672
Axalta Coating Systems LLC(b)
02/15/2029	3.375%	650,000	597,173
Axalta Coating Systems LLC/Dutch Holding B BV(b)
06/15/2027	4.750%	265,000	260,036
Cheever Escrow Issuer LLC(b)
10/01/2027	7.125%	180,000	182,643
Element Solutions, Inc.(b)
09/01/2028	3.875%	533,000	508,730
HB Fuller Co.
10/15/2028	4.250%	818,000	777,596
Herens Holdco Sarl(b)
05/15/2028	4.750%	485,000	444,776
Illuminate Buyer LLC/Holdings IV, Inc.(b)
07/01/2028	9.000%	355,000	358,824
INEOS Finance PLC(b)
04/15/2029	7.500%	478,000	488,361
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
INEOS Quattro Finance 2 PLC(b)
03/15/2029	9.625%	938,000	985,112
Ingevity Corp.(b)
11/01/2028	3.875%	366,000	339,355
Innophos Holdings, Inc.(b)
06/15/2029	11.500%	664,125	703,142
Olympus Water US Holding Corp.(b)
10/01/2028	4.250%	337,000	319,878
11/15/2028	9.750%	956,000	1,012,845
10/01/2029	6.250%	319,000	306,181
06/15/2031	7.250%	920,000	937,545
SPCM SA(b)
03/15/2027	3.125%	46,000	43,823
WR Grace Holdings LLC(b)
06/15/2027	4.875%	2,541,000	2,488,787
08/15/2029	5.625%	675,000	629,208
03/01/2031	7.375%	149,000	153,758
Total			12,621,890
Construction Machinery 0.1%
H&E Equipment Services, Inc.(b)
12/15/2028	3.875%	141,000	140,774
Herc Holdings, Inc.(b)
06/15/2029	6.625%	418,000	427,152
Ritchie Bros Holdings, Inc.(b)
03/15/2028	6.750%	125,000	128,041
03/15/2031	7.750%	292,000	307,407
United Rentals North America, Inc.
05/15/2027	5.500%	49,000	48,973
02/15/2031	3.875%	181,000	164,697
01/15/2032	3.750%	211,000	187,128
Total			1,404,172
Consumer Cyclical Services 0.1%
Arches Buyer, Inc.(b)
06/01/2028	4.250%	349,000	326,032
12/01/2028	6.125%	658,000	595,869
Match Group Holdings II LLC(b)
10/01/2031	3.625%	590,000	507,619
Match Group, Inc.(b)
06/01/2028	4.625%	174,000	167,559
Total			1,597,079
Consumer Products 0.1%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(b)
10/15/2029	9.500%	982,000	980,005

Columbia Corporate Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, January 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Newell Brands, Inc.
09/15/2027	6.375%	169,000	172,358
05/15/2030	6.375%	204,000	206,603
05/15/2032	6.625%	201,000	203,560
Prestige Brands, Inc.(b)
01/15/2028	5.125%	509,000	502,254
04/01/2031	3.750%	237,000	210,772
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	150,000	133,127
02/01/2032	4.375%	237,000	211,584
Total			2,620,263
Diversified Manufacturing 1.7%
Carrier Global Corp.
02/15/2030	2.722%	27,543,000	24,693,656
Chart Industries, Inc.(b)
01/01/2030	7.500%	282,000	294,510
Emerald Debt Merger Sub LLC(b)
12/15/2030	6.625%	1,548,000	1,566,865
EMRLD Borrower LP/Co-Issuer, Inc.(b)
07/15/2031	6.750%	356,000	361,991
Esab Corp.(b)
04/15/2029	6.250%	266,000	269,852
Gates Corp. (The)(b)
07/01/2029	6.875%	158,000	161,720
Madison IAQ LLC(b)
06/30/2028	4.125%	383,000	366,052
06/30/2029	5.875%	734,000	708,223
Resideo Funding, Inc.(b)
09/01/2029	4.000%	422,000	388,889
07/15/2032	6.500%	596,000	602,115
Velocity Vehicle Group LLC(b)
06/01/2029	8.000%	104,000	108,385
Vertical US Newco, Inc.(b)
07/15/2027	5.250%	424,000	419,272
WESCO Distribution, Inc.(b)
06/15/2028	7.250%	603,000	614,279
03/15/2029	6.375%	496,000	504,858
03/15/2032	6.625%	638,000	652,708
Total			31,713,375
Electric 10.3%
AEP Texas, Inc.
06/01/2033	5.400%	4,773,000	4,727,092
01/15/2050	3.450%	13,897,000	9,285,691
AES Corp. (The)
01/15/2031	2.450%	1,503,000	1,257,680
Alpha Generation LLC(b)
10/15/2032	6.750%	355,000	358,738
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Transmission Systems, Inc.(b)
01/15/2032	2.650%	6,334,000	5,380,622
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(b)
02/15/2032	6.375%	562,000	553,111
CenterPoint Energy, Inc.
08/10/2026	5.250%	16,125,000	16,247,266
Clearway Energy Operating LLC(b)
03/15/2028	4.750%	1,218,000	1,178,333
02/15/2031	3.750%	1,052,000	931,666
01/15/2032	3.750%	118,000	102,608
Commonwealth Edison Co.
03/01/2030	2.200%	2,237,000	1,967,560
Dominion Energy, Inc.
08/15/2052	4.850%	3,710,000	3,141,430
DTE Electric Co.
03/01/2034	5.200%	8,410,000	8,373,341
DTE Energy Co.
06/15/2029	3.400%	2,351,000	2,201,073
Duke Energy Carolinas LLC
01/15/2054	5.400%	7,250,000	6,884,722
Duke Energy Indiana LLC
04/01/2050	2.750%	6,179,000	3,736,859
04/01/2053	5.400%	7,710,000	7,236,410
Edison International
11/15/2028	5.250%	7,836,000	7,414,641
Eversource Energy
08/15/2030	1.650%	19,336,000	16,136,265
Exelon Corp.
03/15/2052	4.100%	2,993,000	2,267,867
03/15/2053	5.600%	6,463,000	6,142,135
FirstEnergy Corp.
03/01/2050	3.400%	2,000,000	1,342,422
FirstEnergy Transmission LLC
01/15/2035	5.000%	2,932,000	2,835,247
Jersey Central Power & Light Co.(b)
01/15/2035	5.100%	7,942,000	7,740,656
Leeward Renewable Energy Operations LLC(b)
07/01/2029	4.250%	130,000	118,370
NextEra Energy Capital Holdings, Inc.
03/15/2054	5.550%	4,762,000	4,522,829
NextEra Energy Operating Partners LP(b)
10/15/2026	3.875%	145,000	139,124
09/15/2027	4.500%	928,000	880,614
01/15/2029	7.250%	417,000	419,947
NRG Energy, Inc.
01/15/2028	5.750%	7,000	7,006
Columbia Corporate Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, January 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc.(b)
06/15/2029	5.250%	1,171,000	1,141,781
07/15/2029	5.750%	125,000	123,325
02/01/2033	6.000%	313,000	305,732
11/01/2034	6.250%	238,000	234,725
Oncor Electric Delivery Co. LLC
11/01/2029	4.650%	27,785,000	27,558,886
06/15/2054	5.550%	6,594,000	6,383,076
Pacific Gas and Electric Co.
07/01/2050	4.950%	10,385,000	8,538,507
PG&E Corp.
07/01/2030	5.250%	398,000	374,932
PG&E Corp.(e)
03/15/2055	7.375%	335,000	326,768
TerraForm Power Operating LLC(b)
01/15/2030	4.750%	980,000	905,114
Virginia Electric and Power Co.
01/15/2034	5.000%	7,866,000	7,653,430
Vistra Operations Co. LLC(b)
09/01/2026	5.500%	159,000	158,977
02/15/2027	5.625%	408,000	407,334
07/31/2027	5.000%	252,000	248,641
05/01/2029	4.375%	310,000	294,244
10/15/2031	7.750%	749,000	791,560
04/15/2032	6.875%	325,000	334,955
WEC Energy Group, Inc.
09/12/2026	5.600%	2,392,000	2,422,635
10/15/2030	1.800%	4,192,000	3,523,808
Xcel Energy, Inc.
11/15/2031	2.350%	7,311,000	6,045,903
Total			191,305,658
Environmental 0.5%
Clean Harbors, Inc.(b)
02/01/2031	6.375%	90,000	91,033
GFL Environmental, Inc.(b)
08/01/2025	3.750%	7,660,000	7,614,452
12/15/2026	5.125%	364,000	362,720
08/01/2028	4.000%	320,000	304,272
06/15/2029	4.750%	509,000	490,107
01/15/2031	6.750%	298,000	309,104
Waste Pro USA, Inc.(b)
02/01/2033	7.000%	682,000	689,422
Total			9,861,110
Finance Companies 0.4%
GGAM Finance Ltd.(b)
02/15/2027	8.000%	555,000	573,214
04/15/2029	6.875%	347,000	355,365
03/15/2030	5.875%	541,000	537,705
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Corp.
06/15/2026	6.750%	475,000	482,926
03/15/2029	5.500%	270,000	258,863
03/15/2031	11.500%	467,000	529,330
08/01/2033	5.625%	642,000	567,195
OneMain Finance Corp.
05/15/2029	6.625%	718,000	729,380
03/15/2030	7.875%	300,000	315,128
09/15/2030	4.000%	153,000	137,090
05/15/2031	7.500%	426,000	442,914
11/15/2031	7.125%	187,000	192,307
Provident Funding Associates LP/PFG Finance Corp.(b)
09/15/2029	9.750%	741,000	773,699
Rocket Mortgage LLC/Co-Issuer, Inc.(b)
10/15/2033	4.000%	2,090,000	1,767,978
Springleaf Finance Corp.
11/15/2029	5.375%	33,000	32,064
United Wholesale Mortgage LLC(b)
06/15/2027	5.750%	230,000	228,668
04/15/2029	5.500%	30,000	29,078
UWM Holdings LLC(b)
02/01/2030	6.625%	446,000	446,673
Total			8,399,577
Food and Beverage 5.4%
Bacardi Ltd.(b)
07/15/2026	2.750%	857,000	829,446
05/15/2028	4.700%	4,192,000	4,139,680
05/15/2048	5.300%	7,056,000	6,277,565
Bacardi Ltd./Bacardi-Martini BV(b)
06/15/2033	5.400%	27,730,000	27,075,790
Campbell Soup Co.
03/23/2035	4.750%	22,740,000	21,448,978
Chobani Holdco II LLC(b),(d)
10/01/2029	8.750%	425,000	460,743
Chobani LLC/Finance Corp., Inc.(b)
07/01/2029	7.625%	183,000	190,895
Coca-Cola Co. (The)
01/14/2055	5.200%	5,440,000	5,167,246
Constellation Brands, Inc.
08/01/2029	3.150%	7,879,000	7,276,413
05/01/2033	4.900%	5,922,000	5,686,433
Darling Ingredients, Inc.(b)
06/15/2030	6.000%	552,000	549,506
FAGE International SA/USA Dairy Industry, Inc.(b)
08/15/2026	5.625%	558,000	550,666
Kraft Heinz Foods Co.
06/01/2026	3.000%	12,937,000	12,655,945

Columbia Corporate Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, January 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mondelez International, Inc.
03/17/2027	2.625%	3,780,000	3,623,270
Performance Food Group, Inc.(b)
09/15/2032	6.125%	264,000	264,596
Post Holdings, Inc.(b)
04/15/2030	4.625%	736,000	684,807
09/15/2031	4.500%	523,000	472,920
02/15/2032	6.250%	435,000	435,753
Primo Water Holdings, Inc.(b)
04/30/2029	4.375%	309,000	292,031
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(b)
03/01/2029	4.625%	1,017,000	948,134
Triton Water Holdings, Inc.(b)
04/01/2029	6.250%	595,000	590,711
US Foods, Inc.(b)
09/15/2028	6.875%	303,000	310,969
02/15/2029	4.750%	523,000	505,026
06/01/2030	4.625%	354,000	335,275
01/15/2032	7.250%	282,000	292,789
Total			101,065,587
Gaming 0.5%
Boyd Gaming Corp.
12/01/2027	4.750%	205,000	201,341
Boyd Gaming Corp.(b)
06/15/2031	4.750%	320,000	298,502
Caesars Entertainment, Inc.(b)
10/15/2029	4.625%	1,543,000	1,454,564
02/15/2030	7.000%	913,000	941,739
02/15/2032	6.500%	756,000	765,299
10/15/2032	6.000%	479,000	465,955
CDI Escrow Issuer, Inc.(b)
04/01/2030	5.750%	500,000	494,371
Churchill Downs, Inc.(b)
05/01/2031	6.750%	284,000	289,196
Colt Merger Sub, Inc.(b)
07/01/2027	8.125%	18,000	18,188
International Game Technology PLC(b)
04/15/2026	4.125%	1,597,000	1,577,860
Light & Wonder International, Inc.(b)
09/01/2031	7.500%	209,000	217,763
MGM Resorts International
09/15/2029	6.125%	363,000	363,099
Penn National Gaming, Inc.(b)
07/01/2029	4.125%	240,000	218,528
Rivers Enterprise Borrower LLC/Finance Corp.(b),(c)
02/01/2033	6.625%	742,000	740,103
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games Holdings LP/US FinCo, Inc.(b)
03/01/2030	6.625%	920,000	895,754
Scientific Games International, Inc.(b)
11/15/2029	7.250%	305,000	314,223
Wynn Resorts Finance LLC/Capital Corp.(b)
10/01/2029	5.125%	126,000	122,051
03/15/2033	6.250%	520,000	515,111
Total			9,893,647
Health Care 3.4%
Acadia Healthcare Co., Inc.(b)
07/01/2028	5.500%	523,000	509,205
04/15/2029	5.000%	591,000	562,363
Avantor Funding, Inc.(b)
07/15/2028	4.625%	914,000	882,679
11/01/2029	3.875%	459,000	424,986
Bausch & Lomb Escrow Corp.(b)
10/01/2028	8.375%	478,000	500,636
Becton Dickinson & Co.
02/08/2029	4.874%	18,188,000	18,161,465
Charles River Laboratories International, Inc.(b)
03/15/2029	3.750%	148,000	136,783
03/15/2031	4.000%	194,000	174,241
CHS/Community Health Systems, Inc.(b)
03/15/2027	5.625%	628,000	610,024
04/15/2029	6.875%	459,000	316,855
05/15/2030	5.250%	623,000	530,937
02/15/2031	4.750%	394,000	321,714
01/15/2032	10.875%	212,000	218,417
Cigna Corp.
03/15/2050	3.400%	4,315,000	2,858,934
Concentra Escrow Issuer Corp.(b)
07/15/2032	6.875%	395,000	409,276
CVS Health Corp.
03/25/2038	4.780%	13,440,000	11,804,757
07/20/2045	5.125%	8,270,000	7,073,547
DaVita, Inc.(b)
06/01/2030	4.625%	235,000	218,500
Encompass Health Corp.
02/01/2028	4.500%	520,000	507,563
HCA, Inc.
06/01/2028	5.200%	2,648,000	2,662,858
03/15/2052	4.625%	7,710,000	6,081,244
Indigo Merger Sub, Inc.(b)
07/15/2026	2.875%	200,000	193,305
IQVIA, Inc.(b)
05/15/2030	6.500%	239,000	244,056
LifePoint Health, Inc.(b)
10/15/2030	11.000%	28,000	30,967
Columbia Corporate Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, January 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Medline Borrower LP/Co-Issuer, Inc.(b)
04/01/2029	6.250%	491,000	499,117
Mozart Debt Merger Sub, Inc.(b)
04/01/2029	3.875%	100,000	93,384
10/01/2029	5.250%	1,422,000	1,377,458
Select Medical Corp.(b)
12/01/2032	6.250%	690,000	677,749
Star Parent, Inc.(b)
10/01/2030	9.000%	1,206,000	1,269,313
Surgery Center Holdings, Inc.(b)
04/15/2032	7.250%	551,000	549,637
Tenet Healthcare Corp.
02/01/2027	6.250%	394,000	394,479
11/01/2027	5.125%	1,793,000	1,772,572
10/01/2028	6.125%	416,000	416,092
05/15/2031	6.750%	716,000	732,498
Total			63,217,611
Healthcare Insurance 2.8%
Centene Corp.
10/15/2030	3.000%	16,581,000	14,355,774
03/01/2031	2.500%	11,999,000	9,982,998
UnitedHealth Group, Inc.
04/15/2034	5.000%	11,003,000	10,765,869
07/15/2044	5.500%	14,814,000	14,388,558
04/15/2054	5.375%	3,410,000	3,190,681
Total			52,683,880
Healthcare REIT 0.0%
MPT Operating Partnership LP/Finance Corp.(b),(c)
02/15/2032	8.500%	77,000	78,236
Home Construction 0.0%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	171,000	165,534
04/01/2029	4.750%	65,000	61,741
Taylor Morrison Communities, Inc.(b)
01/15/2028	5.750%	193,000	193,279
08/01/2030	5.125%	355,000	343,721
Total			764,275
Independent Energy 1.6%
Baytex Energy Corp.(b)
04/30/2030	8.500%	148,000	152,665
03/15/2032	7.375%	870,000	856,441
Canadian Natural Resources Ltd.
06/01/2027	3.850%	4,885,000	4,783,495
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Civitas Resources, Inc.(b)
07/01/2028	8.375%	174,000	182,072
11/01/2030	8.625%	284,000	301,092
07/01/2031	8.750%	450,000	474,963
CNX Resources Corp.(b)
01/15/2029	6.000%	519,000	514,403
01/15/2031	7.375%	200,000	205,198
03/01/2032	7.250%	405,000	412,924
Colgate Energy Partners III LLC(b)
07/01/2029	5.875%	1,402,000	1,392,347
Comstock Resources, Inc.(b)
03/01/2029	6.750%	235,000	231,248
01/15/2030	5.875%	78,000	73,821
CrownRock LP/Finance, Inc.(b)
05/01/2029	5.000%	153,000	155,037
Diamondback Energy, Inc.
04/18/2064	5.900%	4,205,000	3,958,403
Hilcorp Energy I LP/Finance Co.(b)
02/01/2029	5.750%	731,000	710,059
04/15/2030	6.000%	226,000	219,104
02/01/2031	6.000%	300,000	286,264
04/15/2032	6.250%	353,000	335,293
02/15/2035	7.250%	963,000	942,467
Matador Resources Co.(b)
04/15/2028	6.875%	297,000	302,334
04/15/2032	6.500%	658,000	659,608
04/15/2033	6.250%	343,000	338,262
Occidental Petroleum Corp.
10/01/2054	6.050%	11,178,000	10,489,978
Permian Resources Operating LLC(b)
01/15/2032	7.000%	1,009,000	1,037,032
02/01/2033	6.250%	321,000	321,827
SM Energy Co.(b)
08/01/2029	6.750%	317,000	317,386
08/01/2032	7.000%	595,000	594,782
Total			30,248,505
Integrated Energy 2.1%
BP Capital Markets America, Inc.
11/17/2027	5.017%	21,220,000	21,458,445
11/17/2034	5.227%	7,645,000	7,536,145
Cenovus Energy, Inc.
02/15/2052	3.750%	5,913,000	4,050,759
TotalEnergies Capital SA
09/10/2064	5.425%	5,690,000	5,275,594
Total			38,320,943
Leisure 0.5%
Boyne USA, Inc.(b)
05/15/2029	4.750%	166,000	157,763

Columbia Corporate Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, January 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carnival Corp.(b)
08/01/2028	4.000%	740,000	705,629
08/15/2029	7.000%	212,000	222,278
Carnival Corp.(b),(c)
02/15/2033	6.125%	610,000	611,310
Carnival Holdings Bermuda Ltd.(b)
05/01/2028	10.375%	354,000	376,708
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	472,000	475,172
Cinemark USA, Inc.(b)
07/15/2028	5.250%	250,000	245,133
08/01/2032	7.000%	185,000	190,260
Live Nation Entertainment, Inc.(b)
05/15/2027	6.500%	258,000	262,373
10/15/2027	4.750%	398,000	390,135
NCL Corp., Ltd.(b)
03/15/2026	5.875%	32,000	32,117
02/01/2032	6.750%	517,000	525,152
Royal Caribbean Cruises Ltd.(b)
07/01/2026	4.250%	292,000	288,016
08/31/2026	5.500%	426,000	426,349
09/30/2031	5.625%	512,000	508,640
03/15/2032	6.250%	223,000	226,926
02/01/2033	6.000%	663,000	668,622
Six Flags Entertainment Corp.(b)
05/15/2031	7.250%	349,000	359,381
Six Flags Entertainment Corp./Theme Parks, Inc.(b)
05/01/2032	6.625%	673,000	687,534
Vail Resorts, Inc.(b)
05/15/2032	6.500%	362,000	367,585
Viking Cruises Ltd.(b)
02/15/2029	7.000%	614,000	619,796
07/15/2031	9.125%	281,000	304,266
Total			8,651,145
Life Insurance 9.7%
Corebridge Global Funding(b)
01/07/2028	4.900%	5,001,000	5,011,433
Guardian Life Global Funding(b)
12/10/2025	0.875%	13,510,000	13,102,080
Lincoln Financial Global Funding(b)
01/13/2030	5.300%	9,533,000	9,626,023
Met Tower Global Funding(b)
10/01/2027	4.000%	7,429,000	7,300,136
01/14/2028	4.800%	9,060,000	9,084,941
04/12/2029	5.250%	5,647,000	5,726,525
Metropolitan Life Global Funding I(b)
06/17/2029	3.050%	4,890,000	4,536,807
01/08/2034	5.050%	1,943,000	1,911,395
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New York Life Global Funding(b)
10/01/2027	3.900%	14,190,000	13,950,672
12/05/2029	4.600%	10,728,000	10,631,087
New York Life Insurance Co.(b)
Subordinated
05/15/2050	3.750%	8,948,000	6,504,974
Northwestern Mutual Life Insurance Co. (The)(b)
Subordinated
09/30/2059	3.625%	5,361,000	3,579,671
Pacific Life Global Funding II(b)
04/14/2026	1.375%	10,139,000	9,765,681
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%	19,150,000	19,137,259
Principal Life Global Funding II(b)
08/16/2026	1.250%	1,000,000	950,370
11/27/2029	4.950%	39,155,000	39,181,485
Teachers Insurance & Annuity Association of America(b)
Subordinated
09/15/2044	4.900%	2,765,000	2,464,535
05/15/2050	3.300%	12,966,000	8,673,920
Voya Financial, Inc.
06/15/2026	3.650%	9,490,000	9,347,368
Total			180,486,362
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(b)
05/01/2025	5.375%	310,000	309,786
04/01/2032	6.125%	623,000	628,322
Hilton Grand Vacations Borrower Escrow LLC(b)
07/01/2031	4.875%	334,000	303,395
01/15/2032	6.625%	545,000	552,088
Marriott Ownership Resorts, Inc.(b)
06/15/2029	4.500%	128,000	120,262
Total			1,913,853
Media and Entertainment 1.4%
Clear Channel Outdoor Holdings, Inc.(b)
04/15/2028	7.750%	830,000	769,327
09/15/2028	9.000%	145,000	152,656
06/01/2029	7.500%	433,000	385,588
04/01/2030	7.875%	579,000	599,241
iHeartCommunications, Inc.(b)
05/01/2029	9.125%	282,113	246,926
05/01/2030	10.875%	252,000	176,509
McGraw-Hill Education, Inc.(b)
09/01/2031	7.375%	422,000	438,931
Meta Platforms, Inc.
08/15/2052	4.450%	6,380,000	5,362,260
Columbia Corporate Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, January 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Outfront Media Capital LLC/Corp.(b)
01/15/2029	4.250%	216,000	202,151
03/15/2030	4.625%	721,000	669,378
02/15/2031	7.375%	136,000	142,467
Playtika Holding Corp.(b)
03/15/2029	4.250%	353,000	326,159
Roblox Corp.(b)
05/01/2030	3.875%	1,051,000	961,797
Univision Communications, Inc.(b)
08/15/2028	8.000%	675,000	689,841
05/01/2029	4.500%	248,000	225,953
Warnermedia Holdings, Inc.
03/15/2027	3.755%	3,411,000	3,302,648
03/15/2062	5.391%	15,277,000	11,269,991
Total			25,921,823
Metals and Mining 0.3%
Alcoa Nederland Holding BV(b)
03/15/2031	7.125%	247,000	256,385
Allegheny Technologies, Inc.
10/01/2029	4.875%	122,000	116,313
10/01/2031	5.125%	590,000	557,400
Cleveland-Cliffs, Inc.(b)
11/01/2029	6.875%	225,000	225,983
Constellium SE(b)
06/15/2028	5.625%	893,000	875,916
04/15/2029	3.750%	204,000	185,977
08/15/2032	6.375%	538,000	530,400
Hudbay Minerals, Inc.(b)
04/01/2026	4.500%	344,000	339,940
04/01/2029	6.125%	403,000	403,529
Kaiser Aluminum Corp.(b)
03/01/2028	4.625%	91,000	87,634
06/01/2031	4.500%	486,000	436,573
Novelis Corp.(b)
11/15/2026	3.250%	370,000	357,604
01/30/2030	4.750%	986,000	926,789
08/15/2031	3.875%	367,000	321,508
Novelis, Inc.(b)
01/30/2030	6.875%	217,000	222,116
Total			5,844,067
Midstream 3.7%
Antero Midstream Partners LP/Finance Corp.(b)
02/01/2032	6.625%	431,000	440,985
CNX Midstream Partners LP(b)
04/15/2030	4.750%	1,187,000	1,094,414
Delek Logistics Partners LP/Finance Corp.(b)
03/15/2029	8.625%	1,285,000	1,348,243
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DT Midstream, Inc.(b)
06/15/2029	4.125%	318,000	300,764
06/15/2031	4.375%	637,000	589,155
Eastern Energy Gas Holdings LLC
10/15/2054	5.650%	3,588,000	3,406,406
Enbridge, Inc.
04/05/2034	5.625%	9,139,000	9,160,119
Energy Transfer LP
05/15/2054	5.950%	7,045,000	6,782,923
09/01/2054	6.050%	4,590,000	4,469,496
EQM Midstream Partners LP(b)
07/01/2027	6.500%	307,000	313,360
01/15/2029	4.500%	308,000	297,155
04/01/2029	6.375%	281,000	286,023
01/15/2031	4.750%	552,000	525,727
Hess Midstream Operations LP(b)
02/15/2030	4.250%	143,000	133,708
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	5,946,000	5,212,154
09/01/2044	5.400%	3,929,000	3,586,699
Kinder Morgan, Inc.
02/15/2046	5.050%	1,600,000	1,391,775
08/01/2054	5.950%	2,030,000	1,978,247
MPLX LP
06/01/2034	5.500%	7,585,000	7,493,234
NuStar Logistics LP
10/01/2025	5.750%	182,000	182,420
06/01/2026	6.000%	132,000	132,816
04/28/2027	5.625%	647,000	647,984
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	6,939,000	5,771,347
Sunoco LP(b)
05/01/2029	7.000%	499,000	516,153
05/01/2032	7.250%	470,000	490,406
Sunoco LP/Finance Corp.
04/15/2027	6.000%	316,000	315,483
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	747,000	742,564
Venture Global Calcasieu Pass LLC(b)
08/15/2029	3.875%	699,000	646,708
08/15/2031	4.125%	1,016,000	918,251
11/01/2033	3.875%	562,000	484,125
Venture Global LNG, Inc.(b),(e),(i)
	9.000%	726,000	756,771
Venture Global LNG, Inc.(b)
06/01/2028	8.125%	189,000	197,610
02/01/2029	9.500%	226,000	251,889
01/15/2030	7.000%	364,000	372,169
06/01/2031	8.375%	486,000	511,363

Columbia Corporate Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, January 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/01/2032	9.875%	238,000	261,984
Western Gas Partners LP
03/01/2048	5.300%	3,255,000	2,773,875
Western Midstream Operating LP
01/15/2029	6.350%	4,324,000	4,477,175
Total			69,261,680
Natural Gas 2.1%
NiSource, Inc.
02/15/2031	1.700%	38,699,000	31,858,453
Southern California Gas Co.
09/01/2034	5.050%	7,969,000	7,770,012
Total			39,628,465
Oil Field Services 0.3%
Archrock Partners LP/Finance Corp.(b)
09/01/2032	6.625%	318,000	322,300
Kodiak Gas Services LLC(b)
02/15/2029	7.250%	219,000	225,539
Nabors Industries Ltd.(b)
01/15/2028	7.500%	89,000	86,013
Nabors Industries, Inc.(b)
01/31/2030	9.125%	581,000	603,536
08/15/2031	8.875%	803,000	761,369
Noble Finance II LLC(b)
04/15/2030	8.000%	375,000	381,560
Transocean Aquila Ltd.(b)
09/30/2028	8.000%	489,246	501,917
Transocean Titan Financing Ltd.(b)
02/01/2028	8.375%	695,000	711,763
Transocean, Inc.(b)
05/15/2029	8.250%	179,000	179,821
05/15/2031	8.500%	489,000	492,476
USA Compression Partners LP/Finance Corp.(b)
03/15/2029	7.125%	638,000	653,240
Total			4,919,534
Other Industry 0.0%
Hillenbrand, Inc.
03/01/2031	3.750%	215,000	189,724
Williams Scotsman International, Inc.(b)
08/15/2028	4.625%	250,000	245,639
Williams Scotsman, Inc.(b)
06/15/2029	6.625%	230,000	235,807
Total			671,170
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 0.3%
Ladder Capital Finance Holdings LLLP/Corp.(b)
10/01/2025	5.250%	558,000	557,254
06/15/2029	4.750%	847,000	805,469
07/15/2031	7.000%	431,000	443,576
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(b)
10/01/2028	5.875%	668,000	660,535
05/15/2029	4.875%	317,000	302,952
02/01/2030	7.000%	216,000	221,139
RHP Hotel Properties LP/Finance Corp.(b)
07/15/2028	7.250%	148,000	153,194
02/15/2029	4.500%	216,000	205,856
04/01/2032	6.500%	387,000	389,936
RLJ Lodging Trust LP(b)
07/01/2026	3.750%	222,000	217,274
09/15/2029	4.000%	275,000	252,631
Service Properties Trust(b)
11/15/2031	8.625%	291,000	308,820
XHR LP(b)
05/15/2030	6.625%	175,000	176,891
Total			4,695,527
Packaging 0.1%
Ardagh Metal Packaging Finance USA LLC/PLC(b)
09/01/2029	4.000%	1,201,000	1,047,842
Canpack SA/US LLC(b)
11/15/2029	3.875%	471,000	425,094
Clydesdale Acquisition Holdings, Inc.(b)
04/15/2030	8.750%	532,000	542,112
Trivium Packaging Finance BV(b)
08/15/2026	5.500%	178,000	177,120
08/15/2027	8.500%	399,000	399,350
Total			2,591,518
Paper 0.0%
Glatfelter Corp.(b)
11/15/2031	7.250%	444,000	437,872
Pharmaceuticals 4.5%
1375209 BC Ltd.(b)
01/30/2028	9.000%	97,000	97,137
AbbVie, Inc.
11/21/2029	3.200%	17,515,000	16,327,886
Amgen, Inc.
03/02/2063	5.750%	17,709,000	17,086,859
Bausch Health Companies, Inc.(b)
08/15/2027	5.750%	550,000	483,676
06/01/2028	4.875%	152,000	125,062
09/30/2028	11.000%	173,000	162,488
Columbia Corporate Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, January 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bristol-Myers Squibb Co.
02/22/2064	5.650%	7,129,000	6,872,070
Gilead Sciences, Inc.
03/01/2026	3.650%	3,900,000	3,866,084
Grifols Escrow Issuer SA(b)
10/15/2028	4.750%	1,196,000	1,106,793
Organon Finance 1 LLC(b)
04/30/2028	4.125%	419,000	397,324
04/30/2031	5.125%	380,000	343,685
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	5,870,000	5,869,318
05/19/2063	5.340%	9,525,000	8,750,467
Roche Holdings, Inc.(b)
11/13/2030	5.489%	21,796,000	22,483,495
Total			83,972,344
Property & Casualty 0.5%
Alliant Holdings Intermediate LLC/Co-Issuer(b)
10/15/2027	6.750%	834,000	830,472
04/15/2028	6.750%	920,000	929,779
11/01/2029	5.875%	84,000	80,895
01/15/2031	7.000%	342,000	348,266
10/01/2031	6.500%	315,000	315,303
10/01/2032	7.375%	575,000	587,690
AmWINS Group, Inc.(b)
02/15/2029	6.375%	477,000	482,957
Ardonagh Finco Ltd.(b)
02/15/2031	7.750%	144,000	148,104
Ardonagh Group Finance Ltd.(b),(j)
02/15/2032	8.875%	559,000	581,310
AssuredPartners, Inc.(b)
01/15/2029	5.625%	707,000	715,319
02/15/2032	7.500%	58,000	62,696
BroadStreet Partners, Inc.(b)
04/15/2029	5.875%	1,131,000	1,107,899
HUB International Ltd.(b)
12/01/2029	5.625%	622,000	609,634
01/31/2032	7.375%	329,000	338,483
HUB International, Ltd.(b)
06/15/2030	7.250%	1,654,000	1,709,709
Panther Escrow Issuer LLC(b)
06/01/2031	7.125%	838,000	858,220
Ryan Specialty LLC(b)
08/01/2032	5.875%	186,000	184,484
Total			9,891,220
Railroads 1.2%
Burlington Northern Santa Fe LLC
03/15/2055	5.500%	4,560,000	4,475,621
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canadian Pacific Railway Co.
12/02/2051	3.100%	3,625,000	2,361,361
Genesee & Wyoming, Inc.(b)
04/15/2032	6.250%	652,000	654,173
Norfolk Southern Corp.
08/01/2030	5.050%	13,375,000	13,509,872
Watco Cos LLC/Finance Corp.(b)
08/01/2032	7.125%	885,000	917,057
Total			21,918,084
Restaurants 0.6%
1011778 BC ULC/New Red Finance, Inc.(b)
06/15/2029	6.125%	390,000	395,212
09/15/2029	5.625%	425,000	423,526
Fertitta Entertainment LLC/Finance Co., Inc.(b)
01/15/2030	6.750%	343,000	323,275
McDonald’s Corp.
05/17/2029	5.000%	9,509,000	9,599,842
Yum! Brands, Inc.
04/01/2032	5.375%	558,000	545,445
Total			11,287,300
Retailers 1.0%
Amazon.com, Inc.
05/12/2051	3.100%	3,612,000	2,422,654
Asbury Automotive Group, Inc.(b)
11/15/2029	4.625%	142,000	135,089
Belron UK Finance PLC(b)
10/15/2029	5.750%	282,000	279,935
Group 1 Automotive, Inc.(b)
01/15/2030	6.375%	162,000	164,869
Hanesbrands, Inc.(b)
05/15/2026	4.875%	255,000	252,850
02/15/2031	9.000%	253,000	270,287
L Brands, Inc.
06/15/2029	7.500%	113,000	116,372
11/01/2035	6.875%	227,000	234,294
L Brands, Inc.(b)
10/01/2030	6.625%	498,000	507,543
LCM Investments Holdings II LLC(b)
05/01/2029	4.875%	273,000	258,511
08/01/2031	8.250%	193,000	202,863
Lithia Motors, Inc.(b)
01/15/2031	4.375%	255,000	234,869
Lowe’s Companies, Inc.
04/01/2062	4.450%	14,153,000	10,998,749

Columbia Corporate Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, January 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PetSmart, Inc./Finance Corp.(b)
02/15/2028	4.750%	783,000	749,448
02/15/2029	7.750%	235,000	234,045
Wolverine World Wide, Inc.(b)
08/15/2029	4.000%	756,000	669,329
Total			17,731,707
Supermarkets 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
03/15/2026	7.500%	147,000	147,483
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
03/15/2026	3.250%	223,000	218,713
Kroger Co. (The)
09/15/2064	5.650%	4,805,000	4,501,607
Total			4,867,803
Technology 5.3%
Amentum Escrow Corp.(b)
08/01/2032	7.250%	577,000	584,988
Apple, Inc.
02/08/2051	2.650%	4,154,000	2,561,768
Block, Inc.
06/01/2026	2.750%	103,000	100,252
06/01/2031	3.500%	217,000	193,065
Block, Inc.(b)
05/15/2032	6.500%	782,000	799,794
Broadcom, Inc.
04/15/2028	4.800%	6,939,000	6,949,119
Broadcom, Inc.(b)
11/15/2036	3.187%	18,330,000	14,680,663
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(b)
06/15/2029	8.000%	545,000	527,753
Central Parent, Inc./CDK Global, Inc.(b)
06/15/2029	7.250%	583,000	554,059
Clarivate Science Holdings Corp.(b)
07/01/2028	3.875%	258,000	242,817
07/01/2029	4.875%	437,000	409,854
Cloud Software Group, Inc.(b)
09/30/2029	9.000%	1,423,000	1,457,343
06/30/2032	8.250%	718,000	746,030
Condor Merger Sub, Inc.(b)
02/15/2030	7.375%	649,000	640,054
Ellucian Holdings, Inc.(b)
12/01/2029	6.500%	260,000	261,587
Entegris Escrow Corp.(b)
04/15/2029	4.750%	180,000	173,665
06/15/2030	5.950%	633,000	630,490
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GTCR W-2 Merger Sub LLC(b)
01/15/2031	7.500%	1,147,000	1,201,331
HealthEquity, Inc.(b)
10/01/2029	4.500%	626,000	590,902
Helios Software Holdings, Inc.(b)
05/01/2028	4.625%	476,000	440,219
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(b)
05/01/2029	8.750%	1,170,000	1,206,638
Intel Corp.
03/25/2050	4.750%	9,197,000	7,151,976
08/12/2051	3.050%	10,225,000	5,839,405
International Business Machines Corp.
05/15/2029	3.500%	16,635,000	15,798,359
ION Trading Technologies Sarl(b)
05/15/2028	5.750%	221,000	208,334
05/30/2029	9.500%	1,112,000	1,162,920
Iron Mountain, Inc.(b)
07/15/2030	5.250%	827,000	795,037
01/15/2033	6.250%	293,000	293,723
Microchip Technology, Inc.
02/15/2030	5.050%	10,446,000	10,372,810
Minerva Merger Sub, Inc.(b)
02/15/2030	6.500%	1,401,000	1,355,250
NCR Atleos Escrow Corp.(b)
04/01/2029	9.500%	666,000	725,596
NCR Corp.(b)
10/01/2028	5.000%	450,000	433,613
04/15/2029	5.125%	130,000	124,007
Neptune Bidco US, Inc.(b)
04/15/2029	9.290%	863,000	735,430
NXP BV/Funding LLC/USA, Inc.
05/11/2031	2.500%	15,995,000	13,706,113
Picard Midco, Inc.(b)
03/31/2029	6.500%	1,058,000	1,040,180
Seagate HDD
12/15/2029	8.250%	275,000	295,127
Sensata Technologies, Inc.(b)
07/15/2032	6.625%	314,000	316,462
Shift4 Payments LLC/Finance Sub, Inc.(b)
11/01/2026	4.625%	912,000	901,469
08/15/2032	6.750%	293,000	300,824
SS&C Technologies, Inc.(b)
06/01/2032	6.500%	344,000	349,367
UKG, Inc.(b)
02/01/2031	6.875%	1,004,000	1,024,649
Zebra Technologies Corp.(b)
06/01/2032	6.500%	415,000	424,705
Columbia Corporate Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, January 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ZoomInfo Technologies LLC/Finance Corp.(b)
02/01/2029	3.875%	441,000	405,656
Total			98,713,403
Tobacco 0.3%
Reynolds American, Inc.
08/15/2035	5.700%	6,276,000	6,270,679
Transportation Services 1.3%
Avis Budget Car Rental LLC/Finance, Inc.(b)
01/15/2030	8.250%	348,000	359,751
02/15/2031	8.000%	725,000	748,833
ERAC USA Finance LLC(b)
05/01/2028	4.600%	20,535,000	20,432,565
United Parcel Service, Inc.
05/22/2064	5.600%	2,070,000	2,006,480
Total			23,547,629
Wireless 1.7%
Altice France Holding SA(b)
02/15/2028	6.000%	343,000	93,086
Altice France SA(b)
01/15/2028	5.500%	757,000	606,740
07/15/2029	5.125%	535,000	426,578
10/15/2029	5.500%	120,000	95,808
SBA Communications Corp.
02/15/2027	3.875%	277,000	268,038
02/01/2029	3.125%	110,000	100,083
T-Mobile US, Inc.
02/15/2029	2.625%	20,007,000	18,286,832
02/15/2031	2.875%	11,964,000	10,562,935
Vmed O2 UK Financing I PLC(b)
01/31/2031	4.250%	736,000	641,358
07/15/2031	4.750%	849,000	746,617
04/15/2032	7.750%	314,000	318,083
Total			32,146,158
Wirelines 2.1%
AT&T, Inc.
12/01/2033	2.550%	4,585,000	3,697,259
05/15/2035	4.500%	2,000,000	1,852,726
Fibercop SpA(b)
07/18/2036	7.200%	97,000	99,226
Frontier Communications Holdings LLC(b)
05/15/2030	8.750%	326,000	344,711
03/15/2031	8.625%	540,000	577,189
Iliad Holding SAS(b)
10/15/2028	7.000%	1,037,000	1,055,107
Iliad Holding SASU(b)
04/15/2032	7.000%	386,000	391,661
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Optics Bidco SpA(b)
06/04/2038	7.721%	335,000	352,901
Verizon Communications, Inc.
03/21/2031	2.550%	35,595,000	30,824,245
Windstream Escrow LLC/Finance Corp.(b)
10/01/2031	8.250%	680,000	704,094
Total			39,899,119
Total Corporate Bonds & Notes (Cost $1,777,823,200)			1,712,453,711

Foreign Government Obligations(k) 0.1%

Canada 0.1%
NOVA Chemicals Corp.(b)
05/01/2025	5.000%	393,000	392,059
06/01/2027	5.250%	251,000	246,640
11/15/2028	8.500%	172,000	182,700
02/15/2030	9.000%	451,000	479,554
12/01/2031	7.000%	276,000	278,881
Total			1,579,834
Total Foreign Government Obligations (Cost $1,540,431)			1,579,834

Senior Loans 0.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace Holdings LLC(l),(m)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 09/22/2028	7.579%	376,360	379,183
Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(l),(m)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.662%	247,423	242,370
Property & Casualty 0.0%
Truist Insurance Holdings LLC(l),(m)
2nd Lien Term Loan
3-month Term SOFR + 4.750% 05/06/2032	9.079%	211,830	214,478

Columbia Corporate Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, January 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.1%
PetSmart LLC(l),(m)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	8.162%	489,923	490,658
Technology 0.1%
Ascend Learning LLC(l),(m)
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.162%	115,669	115,148
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	7.312%	552,863	551,912
DCert Buyer, Inc.(l),(m)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	11.312%	119,000	94,308
Ellucian Holdings, Inc.(l),(m)
2nd Lien Term Loan
1-month Term SOFR + 4.750% 11/22/2032	9.062%	634,000	648,665
UKG, Inc.(l),(m)
1st Lien Term Loan
3-month Term SOFR + 3.000% 02/10/2031	7.300%	186,437	187,472
Total			1,597,505
Total Senior Loans (Cost $2,911,394)			2,924,194

U.S. Treasury Obligations 1.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2043	4.375%	25,496,000	24,053,882
02/15/2053	3.625%	11,108,000	9,035,664
Total U.S. Treasury Obligations (Cost $33,593,121)			33,089,546

Money Market Funds 5.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.511%(n),(o)	93,942,740	93,933,345
Total Money Market Funds (Cost $93,917,027)		93,933,345
Total Investments in Securities (Cost: $1,910,862,642)		1,844,165,620
Other Assets & Liabilities, Net		21,300,480
Net Assets		1,865,466,100
At January 31, 2025, securities and/or cash totaling $3,682,960 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	888	03/2025	USD	101,148,750	—	(3,753,119)
U.S. Treasury 2-Year Note	1,819	03/2025	USD	374,031,875	244,402	—
U.S. Treasury Ultra 10-Year Note	219	03/2025	USD	24,391,125	134,971	—
Total					379,373	(3,753,119)

Columbia Corporate Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, January 31, 2025 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(441)	03/2025	USD	(48,000,094)	785,295	—
U.S. Treasury 5-Year Note	(2,552)	03/2025	USD	(271,508,875)	878,243	—
U.S. Treasury Ultra Bond	(267)	03/2025	USD	(31,631,156)	1,984,128	—
Total					3,647,666	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2025, the total value of these securities amounted to $519,201,954, which represents 27.83% of total net assets.

(c)	Represents a security purchased on a when-issued basis.
(d)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(e)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2025.

(f)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2025, the total value of these securities amounted to $9,525, which represents less than 0.01% of total net assets.

(g)	Represents a security in default.
(h)	Valuation based on significant unobservable inputs.
(i)	Perpetual security with no specified maturity date.
(j)	Represents a security purchased on a forward commitment basis.
(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)
The stated interest rate represents the weighted average interest rate at January 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Variable rate security. The interest rate shown was the current rate as of January 31, 2025.
(n)	The rate shown is the seven-day current annualized yield at January 31, 2025.
(o)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.511%
	27,000,486	649,103,484	(582,185,272)	14,647	93,933,345	(4,834)	3,521,046	93,942,740
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Corporate Income Fund  | 2025

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3QT136_04_R01_(03/25)